Average Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - FID DISRUPTIVE FINANCE ETF	Feb. 10, 2023
Fidelity Disruptive Finance ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(24.79%)
Since Inception	15.09%
Fidelity Disruptive Finance ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(25.82%)
Since Inception	14.14%
Fidelity Disruptive Finance ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(13.95%)
Since Inception	11.77%
MS159
Average Annual Return:
Past 1 year	(18.07%)
Since Inception	12.12%	[1]
IXXIL
Average Annual Return:
Past 1 year	(9.33%)
Since Inception	14.94%	[1]

[1]	A From April 16, 2020